Fidelity Global High Income Fund Fund Summary | Fidelity Global High Income Fund
Fund/Class: Fidelity® Global High Income Fund/Fidelity Advisor® Global High Income Fund A, T, C
Investment Objective
The fund seeks a high level of current income. Growth of capital may also be considered.
Fee Table
The following table describes the fees and expenses that may be incurred when you buy, hold, or sell shares of the fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the fund or certain other Fidelity funds. More information about these and other discounts is available from your investment professional and in the Fund Distribution section beginning on page 27 of the prospectus.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees (AGHI-S000032505Member) Fidelity Global High Income Fund	Class A		Class T		Class C
Maximum sales charge (load) on purchases (as a % of offering price)	4.00%		4.00%		none
Maximum contingent deferred sales charge (as a % of the lesser of original purchase price or redemption proceeds)	none	[1]	none	[1]	1.00%	[2]
Redemption fee on shares held less than 90 days (as a % of amount redeemed)	(1.00%)		(1.00%)		(1.00%)
[1]	Class A and Class T purchases of $1 million or more will not be subject to a front end sales charge. Such Class A and Class T purchases may be subject, upon redemption, to a contingent deferred sales charge (CDSC) of 1.00% or 0.25%, respectively.
[2]	On Class C shares redeemed less than one year after purchase.

Annual class operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses (AGHI-S000032505Member) Fidelity Global High Income Fund		Class A	Class T	Class C
Management fee		0.72%	0.72%	0.72%
Distribution and/or Service (12b-1) fees		0.25%	0.25%	1.00%
Other expenses	[1]	0.59%	0.59%	0.59%
Total annual operating expenses		1.56%	1.56%	2.31%
[1]	Based on estimated amounts for the current fiscal year.

This example helps compare the cost of investing in the fund with the cost of investing in other mutual funds.
Let's say, hypothetically, that the annual return for shares of the fund is 5% and that your shareholder fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. For every $10,000 you invested, here's how much you would pay in total expenses if you sell all of your shares at the end of each time period indicated and if you hold your shares:
Expense Example (AGHI-S000032505Member) Fidelity Global High Income Fund (USD $)	Class A	Class T	Class C
1 year	552	552	334
3 years	873	873	721

Expense Example, No Redemption (AGHI-S000032505Member) Fidelity Global High Income Fund (USD $)	Class A	Class T	Class C
1 year	552	552	234
3 years	873	873	721

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance.
Principal Investment Strategies
• Normally investing primarily in income producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities, of U.S. and non-U.S. issuers, including emerging market countries.
• Potentially investing in non-income producing securities, including defaulted securities and common stocks.
• Investing in companies in troubled or uncertain financial condition.
• Allocating investments across different countries and regions.
• Investing in securities issued anywhere in the world, including potentially significant investments in U.S. issuers.
• Using a base neutral mix of approximately 60% U.S. high yield, 20% emerging markets debt, 15% European high yield, and 5% Asian high yield.
• Adjusting allocation among markets within the following ranges: U.S. high yield (40%-80%); emerging markets debt (5%-35%); European high yield (0%-30%); and Asian high yield (0%-10%).
• Analyzing an issuer using fundamental factors (e.g., financial condition, earnings outlook, and strategy) and evaluating each security's current price relative to estimated long-term value to select investments.
Principal Investment Risks
• Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market can react differently to these developments.
• Interest Rate Changes. Interest rate increases can cause the price of a debt security to decrease.
• Foreign Exposure. Foreign markets, particularly emerging markets, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile.
• Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole. Lower-quality debt securities (those of less than investment-grade quality) and certain types of other securities involve greater risk of default or price changes due to changes in the credit quality of the issuer. The value of lower-quality debt securities and certain types of other securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments and can be difficult to resell.
An investment in the fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You could lose money by investing in the fund.
Performance
Performance history will be available for the fund after the fund has been in operation for one calendar year.